Shareholder Report, Holdings (Details)	May 31, 2024
Columbia High Yield Municipal Fund Class A | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Class A | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia High Yield Municipal Fund Class A | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia High Yield Municipal Fund Class A | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Municipal Fund Class A | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia High Yield Municipal Fund Class A | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Municipal Fund Class A | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Columbia High Yield Municipal Fund Class A | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia High Yield Municipal Fund Class A | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia High Yield Municipal Fund Class A | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund Class A | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia High Yield Municipal Fund Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia High Yield Municipal Fund Class A | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund Class A | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia High Yield Municipal Fund Class A | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia High Yield Municipal Fund Class A | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia High Yield Municipal Fund Class A | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia High Yield Municipal Fund Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia High Yield Municipal Fund Class A | Other Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Municipal Fund Advisor Class | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Advisor Class | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia High Yield Municipal Fund Advisor Class | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia High Yield Municipal Fund Advisor Class | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Municipal Fund Advisor Class | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia High Yield Municipal Fund Advisor Class | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Municipal Fund Advisor Class | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Advisor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Columbia High Yield Municipal Fund Advisor Class | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia High Yield Municipal Fund Advisor Class | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia High Yield Municipal Fund Advisor Class | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund Advisor Class | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia High Yield Municipal Fund Advisor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia High Yield Municipal Fund Advisor Class | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund Advisor Class | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia High Yield Municipal Fund Advisor Class | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia High Yield Municipal Fund Advisor Class | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia High Yield Municipal Fund Advisor Class | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia High Yield Municipal Fund Advisor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia High Yield Municipal Fund Advisor Class | Other Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Municipal Fund Class C | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Class C | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia High Yield Municipal Fund Class C | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia High Yield Municipal Fund Class C | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Municipal Fund Class C | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia High Yield Municipal Fund Class C | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Municipal Fund Class C | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Columbia High Yield Municipal Fund Class C | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia High Yield Municipal Fund Class C | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia High Yield Municipal Fund Class C | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund Class C | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia High Yield Municipal Fund Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia High Yield Municipal Fund Class C | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund Class C | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia High Yield Municipal Fund Class C | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia High Yield Municipal Fund Class C | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia High Yield Municipal Fund Class C | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia High Yield Municipal Fund Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia High Yield Municipal Fund Class C | Other Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Municipal Fund Institutional Class | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Institutional Class | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia High Yield Municipal Fund Institutional Class | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia High Yield Municipal Fund Institutional Class | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Municipal Fund Institutional Class | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia High Yield Municipal Fund Institutional Class | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Municipal Fund Institutional Class | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Columbia High Yield Municipal Fund Institutional Class | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia High Yield Municipal Fund Institutional Class | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia High Yield Municipal Fund Institutional Class | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund Institutional Class | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia High Yield Municipal Fund Institutional Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia High Yield Municipal Fund Institutional Class | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund Institutional Class | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia High Yield Municipal Fund Institutional Class | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia High Yield Municipal Fund Institutional Class | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia High Yield Municipal Fund Institutional Class | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia High Yield Municipal Fund Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia High Yield Municipal Fund Institutional Class | Other Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Municipal Fund Institutional 2 Class | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Columbia High Yield Municipal Fund Institutional 2 Class | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia High Yield Municipal Fund Institutional 2 Class | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia High Yield Municipal Fund Institutional 2 Class | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund Institutional 2 Class | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia High Yield Municipal Fund Institutional 2 Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia High Yield Municipal Fund Institutional 2 Class | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund Institutional 2 Class | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia High Yield Municipal Fund Institutional 2 Class | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia High Yield Municipal Fund Institutional 2 Class | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia High Yield Municipal Fund Institutional 2 Class | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia High Yield Municipal Fund Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia High Yield Municipal Fund Institutional 2 Class | Other Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Municipal Fund Institutional 3 Class | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Columbia High Yield Municipal Fund Institutional 3 Class | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia High Yield Municipal Fund Institutional 3 Class | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia High Yield Municipal Fund Institutional 3 Class | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund Institutional 3 Class | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia High Yield Municipal Fund Institutional 3 Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia High Yield Municipal Fund Institutional 3 Class | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund Institutional 3 Class | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia High Yield Municipal Fund Institutional 3 Class | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia High Yield Municipal Fund Institutional 3 Class | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia High Yield Municipal Fund Institutional 3 Class | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia High Yield Municipal Fund Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia High Yield Municipal Fund Institutional 3 Class | Other Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%